UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® New York
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® New York Municipal
Income Fund

1.815813.108

ASNM-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.7%
	Principal Amount (000s)	Value (000s)
New York - 91.7%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	$ 3,000	$ 3,450
Albany Muni. Wtr. Fin. Auth. Series 2011 A:
5% 12/1/20	1,215	1,478
5% 12/1/22	1,000	1,221
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2007 A, 5.75% 5/1/27 (FSA Insured)	5,000	5,783
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	4,136
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,032
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,782
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A, 5% 2/1/14	1,035	1,063
Series 2009 B, 5.25% 2/1/39	1,200	1,298
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,172
5.25% 7/1/18	1,090	1,273
5.25% 7/1/19	1,100	1,308
5.75% 7/1/39	6,500	7,381
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.25% 2/15/47	6,525	7,392
5.75% 2/15/47	14,685	17,246
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	938
Series 2006 A, 5.25% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,780	19,806
Series 2006 E, 5% 12/1/17	10,000	11,357
Series 2009 A:
5.25% 4/1/21	1,945	2,295
5.75% 4/1/39	6,500	7,611
6.25% 4/1/33	1,655	2,024
Series 2012 A, 5% 9/1/42	2,320	2,587
Series 2012 B:
5% 9/1/25	4,000	4,761
5% 9/1/26	10,065	11,862
5% 9/1/27	10,000	11,678
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Madison County Cap. Resource Corp. Rev.:
(Colgate Univ. Proj.):
Series 2010 A:
5% 7/1/24	$ 1,405	$ 1,679
5% 7/1/25	1,000	1,185
5% 7/1/26	1,150	1,351
5% 7/1/27	1,630	1,901
5% 7/1/28	1,015	1,178
Series 2012 A, 5% 7/1/23	1,000	1,249
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	570	604
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005, 5% 8/1/13	1,650	1,667
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,002
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	12,131
5% 7/1/22	5,500	6,590
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,333
5% 7/1/22	2,000	2,334
5% 7/1/27	2,155	2,435
New York City Gen. Oblig.:
Series 2003 A:
5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110	6,186
5.5% 8/1/20 (Pre-Refunded to 8/1/13 @ 100)	45	46
Series 2005 O:
5% 6/1/22	1,150	1,249
5% 6/1/22 (Pre-Refunded to 6/1/15 @ 100)	2,060	2,256
Series 2006 A, 5% 8/1/19	3,000	3,288
Series 2006 I1, 5% 4/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395	2,677
Series 2008 A1, 5.25% 8/15/27	15,000	17,821
Series 2008 D1, 5.125% 12/1/23	5,000	5,923
Series 2012 A, 5% 8/1/24	2,400	2,914
Series 2012 E, 5% 8/1/22	22,920	28,703
Series 2012 F, 5% 8/1/23	11,000	13,595
Series 2012 G1, 5% 4/1/25	4,300	5,242
Series 2013 D, 5% 8/1/23	2,000	2,511
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Health & Hosp. Corp. Rev. Series 2008 A, 5.5% 2/15/21	$ 5,000	$ 5,879
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Polytechnic Univ. NY Proj.):
5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,900	3,157
5.25% 11/1/37 (ACA Finl. Guaranty Corp. Insured)	9,590	10,340
(Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,261
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1998 D, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,405	2,179
Series 2005 D:
5% 6/15/37	16,090	17,283
5% 6/15/38	20,050	21,445
5% 6/15/39	3,755	4,009
5% 6/15/39	2,800	2,989
Series 2007 DD, 4.75% 6/15/36	1,000	1,095
Series 2008 AA, 5% 6/15/27	10,000	11,336
Series 2009 A, 5.75% 6/15/40	10,025	11,861
Series 2009 C, 5% 6/15/44	2,700	3,031
Series 2009 DD, 6% 6/15/40	1,115	1,351
Series 2009 EE, 5.25% 6/15/40	8,500	9,787
Series 2009 FF 2, 5.5% 6/15/40	9,295	11,000
Series 2009 GG, 5.25% 6/15/40	10,000	11,544
Series 2009 GG1, 5.25% 6/15/32	5,000	5,834
Series 2011 EE:
5.375% 6/15/40	2,310	2,749
5.375% 6/15/43	20,035	23,506
5.5% 6/15/43	4,375	5,253
Series 2012 BB, 5.25% 6/15/44	2,330	2,706
Series 2012 CC, 5% 6/15/45	8,000	8,981
Series 2012 FF:
5% 6/15/23	6,505	8,118
5% 6/15/24	18,240	22,455
Series 2013 CC, 5% 6/15/47	16,000	18,249
Series GG, 5% 6/15/43	2,700	3,024
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,240
Series 2008 S1, 5% 1/15/34	10,000	11,050
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.: - continued
Series 2009 S1:
5.5% 7/15/31	$ 5,000	$ 5,857
5.5% 7/15/38	2,900	3,379
5.625% 7/15/38	2,900	3,396
Series 2009 S2, 6% 7/15/38	7,500	8,921
Series 2009 S3:
5.25% 1/15/26	1,000	1,183
5.25% 1/15/39	6,100	7,106
5.375% 1/15/34	13,435	15,779
Series 2009 S4:
5.5% 1/15/34	1,000	1,181
5.5% 1/15/39	6,700	7,894
5.75% 1/15/39	2,900	3,455
Series 2009 S5, 5.25% 1/15/39	10,180	11,858
Series 2012 S1 A, 5.25% 7/15/37	11,500	13,323
Series S1, 5% 7/15/28	9,000	10,668
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/22	7,160	8,862
Series 2011 A:
5% 11/1/23	2,000	2,482
5.5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15	15
Series 2012 B, 5% 11/1/24	7,500	9,363
Series 2013 B, 5% 11/1/23	10,000	12,622
Series 2013 F:
5% 2/1/31	6,000	7,141
5% 2/1/32	5,000	5,904
5% 2/1/28	7,475	7,723
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	25,595
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	23,500	24,963
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/22	5,700	7,171
Series 2012 A, 5% 5/15/23	2,400	2,981
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 C:
5% 12/15/22	4,305	4,937
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.: - continued
(Ed. Proj.):
Series 2006 C:
5% 12/15/31	$ 10,000	$ 11,390
Series 2006 D:
5% 3/15/20	3,500	3,997
5% 3/15/36	3,320	3,728
Series 2007 A:
5% 3/15/32	3,700	4,139
5% 3/15/37	1,700	1,899
Series 2008 A, 5% 3/15/24	5,000	5,867
Series 2008 B:
5.25% 3/15/38	1,500	1,736
5.75% 3/15/36	10,500	12,663
Series 2009 A:
5% 2/15/34	15,500	17,926
5% 2/15/39	20,355	22,950
5.25% 2/15/23	7,940	9,632
Series 2012 A:
5% 12/15/23	10,000	12,613
5% 12/15/24	10,000	12,454
Series 2012 D:
5% 2/15/24	5,000	6,153
5% 2/15/37	7,500	8,588
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	1,630	1,644
5.75% 7/1/13	820	827
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,560	1,690
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	3,064
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,374
5% 7/1/37	6,000	6,935
Series 2009 A:
5% 7/1/22	445	540
5% 7/1/23	1,315	1,590
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,319
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,850	2,007
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Marymount Manhattan College Proj.) Series 2009: - continued
5% 7/1/17	$ 2,080	$ 2,356
(Mental Health Svcs. Proj.) Series 2005 E, 5% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,115	5,530
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	15,904
5.5% 5/15/21 (AMBAC Insured)	10,000	12,327
5.5% 5/15/28	2,700	3,489
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	905	933
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/14	1,510	1,588
5% 7/1/16	1,130	1,267
5% 7/1/20	5,435	6,016
Series 2007 B, 5.25% 7/1/24	100	109
Series 2011 A:
5.75% 7/1/31	4,000	4,696
6% 7/1/40	4,000	4,779
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	4,002
Series 2008 A, 5.25% 7/1/48	11,930	13,633
Series 2008 B, 5.25% 7/1/48	8,000	9,142
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	9,139
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,268
5% 5/1/21	1,315	1,466
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,609
(Orange Reg'l. Med. Ctr. Proj.) Series 2008, 6.125% 12/1/29	1,000	1,117
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,233
5% 7/1/21	1,500	1,826
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	16,937
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225	226
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(School District Fing. Prog.): - continued
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 30	$ 30
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20	20
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,427
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	20,918
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,421
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,284
5.5% 3/1/39	2,500	2,748
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,437
5% 7/1/39	19,005	20,685
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,878
Series 1:
4% 7/1/21	1,000	1,171
5% 7/1/21	1,000	1,247
5% 7/1/23	1,350	1,667
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225	226
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,682
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,925
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,025
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,196
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	3,000	3,558
Series 2010 A:
5% 7/1/19	1,500	1,788
5% 7/1/21	7,000	8,292
5% 7/1/22	6,000	7,077
5% 7/1/41	12,000	13,635
Series 2011 A:
5% 5/1/18	1,000	1,171
5% 5/1/20	5,590	6,728
5% 5/1/21	3,140	3,797
5% 5/1/22	2,350	2,807
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2012 F:
5% 10/1/19 (FSA Insured)	$ 2,100	$ 2,563
5% 10/1/20 (FSA Insured)	1,100	1,350
5% 10/1/21 (FSA Insured)	1,000	1,235
5% 10/1/23 (FSA Insured)	1,000	1,223
5% 10/1/24 (FSA Insured)	750	909
Series 2012:
5% 7/1/23	1,000	1,241
5% 7/1/38	1,000	1,148
Series A, 5.75% 7/1/18	5,000	5,599
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2003 I, 5% 6/15/24	2,000	2,011
Series 2004 F, 5% 6/15/34	4,825	5,038
Series 2004 D, 5% 2/15/34	12,150	12,766
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.) Series E, 6.5% 6/15/14	20	20
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	400	406
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	11,333
New York Liberty Dev. Corp. Lib (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	32,713
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A:
5.5% 11/15/39	10,400	12,114
5.625% 11/15/39	6,000	7,028
Series 2009 B, 5% 11/15/34	19,560	22,100
Series 2012 A:
5% 11/15/22	2,500	3,178
5% 11/15/23	16,330	20,402
5% 11/15/29	17,000	20,204
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.556%, tender 11/1/14 (a)	3,200	3,204
Series 2012 G2, 0.666%, tender 11/1/15 (a)	6,300	6,320
Series 2003 A, 5.5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	6,244
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,453
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,300	$ 3,496
Series 2005 G, 5% 11/15/21	3,200	3,866
Series 2007 B:
5% 11/15/26	8,185	9,297
5% 11/15/28	2,235	2,528
Series 2008 A, 5.25% 11/15/36	15,000	16,615
Series 2008 B2:
5% 11/15/22	4,000	4,947
5% 11/15/23	5,910	7,212
Series 2008 C, 6.5% 11/15/28	9,670	12,164
Series 2011 A:
5% 11/15/18	1,000	1,200
5% 11/15/22	1,500	1,821
Series 2011 D:
5% 11/15/20	2,000	2,449
5% 11/15/24	6,590	7,843
5% 11/15/25	5,000	5,900
Series 2012 D, 5% 11/15/25	20,000	23,881
Series 2012 E, 5% 11/15/20	3,165	3,876
Series 2012 F:
5% 11/15/21	1,500	1,850
5% 11/15/22	5,000	6,184
5% 11/15/23	7,000	8,543
Series 2012 H:
5% 11/15/24	3,290	3,981
5% 11/15/33	3,505	4,001
5% 11/15/42	4,750	5,287
5.5% 11/15/18	2,000	2,271
New York Pwr. Auth. Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,968
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,646
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (a)	2,800	2,823
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2012, 0.55%, tender 8/1/13 (a)(b)	10,250	10,250
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,050	1,875
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	$ 2,800	$ 3,023
5.25% 1/1/27	6,570	7,146
Series 2007 H:
5% 1/1/21	5,755	6,642
5% 1/1/25	13,000	14,771
5% 1/1/26	4,000	4,530
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17	9,660	10,715
5.5% 4/1/20 (AMBAC Insured)	27,375	34,742
Series 2007 B, 5% 4/1/27	6,750	7,577
New York Thruway Auth. Personal Income Tax Rev.:
Series 2007 A:
5.25% 3/15/24	4,180	4,925
5.25% 3/15/25	8,000	9,382
5.25% 3/15/26	12,080	14,121
Series 2012 A, 5% 3/15/22	3,900	4,911
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/22	4,000	4,923
Series 2011 A2:
5% 4/1/21	2,385	2,959
5% 4/1/23	6,000	7,267
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	11,623
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	7,046
5% 1/1/24 (FSA Insured)	5,975	6,797
Series 2011 A, 5% 3/15/22	10,000	12,362
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/16 (Escrowed to Maturity)	90	108
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,109
7.5% 3/1/17 (Escrowed to Maturity)	100	126
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,300
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,034
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	$ 5,000	$ 5,675
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series 2007 B, 5.25% 12/1/32	680	727
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,083
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,268
5.25% 6/1/22 (AMBAC Insured)	8,070	8,101
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260	261
5.5% 6/1/19	4,600	4,619
Series 2003 B, 5.5% 6/1/18	415	417
Series 2003 B-1C:
5.5% 6/1/19	13,620	13,676
5.5% 6/1/20	16,000	16,066
5.5% 6/1/21	12,070	12,120
5.5% 6/1/22	9,700	9,740
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.):
Series 2007 A, 5% 11/15/27 (Pre-Refunded to 11/15/17 @ 100)	6,410	7,670
Series 2008 A:
5% 11/15/37	22,500	25,372
5.25% 11/15/38	14,500	16,574
Series 2006 A, 5% 11/15/31	965	1,061
Series 2006 A, 5% 11/15/31 (Pre-Refunded to 11/15/16 @ 100)	3,410	3,951
Series 2012 B:
0% 11/15/27	2,500	1,572
0% 11/15/28	2,500	1,504
5% 11/15/23	15,300	19,190
Series 2013 A:
5% 11/15/23	1,785	2,224
5% 11/15/24	4,000	4,959
Series 2013 C:
5% 11/15/26	5,475	6,705
5% 11/15/27	5,660	6,892
5% 11/15/28	5,935	7,180
5% 11/15/29	6,340	7,620
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A:
5% 9/1/30	$ 5,775	$ 6,530
5.125% 9/1/40	8,055	8,911
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,337
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	1,130	1,301
6% 6/1/41	5,000	5,685
		1,900,318
New York & New Jersey - 3.4%
Port Auth. of New York & New Jersey:
136th Series, 5.25% 11/1/16 (b)	4,510	4,759
141st Series:
5% 9/1/18 (b)	6,045	6,607
5% 9/1/21 (CIFG North America Insured) (b)	4,600	4,990
147th Series, 5% 10/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,769
163rd Series, 5% 7/15/35	25,000	28,284
166th Series, 5% 1/15/41	5,400	6,090
85th Series, 5.375% 3/1/28	6,280	7,906
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,464
		69,869
Puerto Rico - 1.2%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	1,027
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,401
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,380
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,510
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,075
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,107
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 33,500	$ 7,002
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	272
0% 8/1/47 (AMBAC Insured)	2,400	349
Series 2009 A, 6% 8/1/42	2,900	3,169
		25,292
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	4,000	4,384
5% 10/1/17	2,750	3,076
		7,460
TOTAL MUNICIPAL BONDS (Cost $1,853,348)		2,002,939
Municipal Notes - 0.9%

New York - 0.9%
Elmira City School District BAN Series 2013 A, 1.25% 12/12/13	6,900	6,928
Nassau County Gen. Oblig. BAN Series 2013 A, 2% 2/5/14	3,000	3,037
Suffolk County Gen. Oblig. TAN Series 2012 A, 2% 8/14/13	9,000	9,041
TOTAL MUNICIPAL NOTES (Cost $19,002)		19,006
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $1,872,350)		2,021,945
NET OTHER ASSETS (LIABILITIES) - 2.4%		50,654
NET ASSETS - 100%		$ 2,072,599
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $1,872,335,000. Net unrealized appreciation aggregated $149,610,000, of which $150,536,000 related to appreciated investment securities and $926,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New York Municipal
Income Fund

April 30, 2013

1.800351.109

NFY-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.7%
	Principal Amount (000s)	Value (000s)
New York - 91.7%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	$ 3,000	$ 3,450
Albany Muni. Wtr. Fin. Auth. Series 2011 A:
5% 12/1/20	1,215	1,478
5% 12/1/22	1,000	1,221
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2007 A, 5.75% 5/1/27 (FSA Insured)	5,000	5,783
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	4,136
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,032
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,782
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A, 5% 2/1/14	1,035	1,063
Series 2009 B, 5.25% 2/1/39	1,200	1,298
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,172
5.25% 7/1/18	1,090	1,273
5.25% 7/1/19	1,100	1,308
5.75% 7/1/39	6,500	7,381
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.25% 2/15/47	6,525	7,392
5.75% 2/15/47	14,685	17,246
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	938
Series 2006 A, 5.25% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,780	19,806
Series 2006 E, 5% 12/1/17	10,000	11,357
Series 2009 A:
5.25% 4/1/21	1,945	2,295
5.75% 4/1/39	6,500	7,611
6.25% 4/1/33	1,655	2,024
Series 2012 A, 5% 9/1/42	2,320	2,587
Series 2012 B:
5% 9/1/25	4,000	4,761
5% 9/1/26	10,065	11,862
5% 9/1/27	10,000	11,678
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Madison County Cap. Resource Corp. Rev.:
(Colgate Univ. Proj.):
Series 2010 A:
5% 7/1/24	$ 1,405	$ 1,679
5% 7/1/25	1,000	1,185
5% 7/1/26	1,150	1,351
5% 7/1/27	1,630	1,901
5% 7/1/28	1,015	1,178
Series 2012 A, 5% 7/1/23	1,000	1,249
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	570	604
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005, 5% 8/1/13	1,650	1,667
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,002
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	12,131
5% 7/1/22	5,500	6,590
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,333
5% 7/1/22	2,000	2,334
5% 7/1/27	2,155	2,435
New York City Gen. Oblig.:
Series 2003 A:
5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110	6,186
5.5% 8/1/20 (Pre-Refunded to 8/1/13 @ 100)	45	46
Series 2005 O:
5% 6/1/22	1,150	1,249
5% 6/1/22 (Pre-Refunded to 6/1/15 @ 100)	2,060	2,256
Series 2006 A, 5% 8/1/19	3,000	3,288
Series 2006 I1, 5% 4/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395	2,677
Series 2008 A1, 5.25% 8/15/27	15,000	17,821
Series 2008 D1, 5.125% 12/1/23	5,000	5,923
Series 2012 A, 5% 8/1/24	2,400	2,914
Series 2012 E, 5% 8/1/22	22,920	28,703
Series 2012 F, 5% 8/1/23	11,000	13,595
Series 2012 G1, 5% 4/1/25	4,300	5,242
Series 2013 D, 5% 8/1/23	2,000	2,511
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Health & Hosp. Corp. Rev. Series 2008 A, 5.5% 2/15/21	$ 5,000	$ 5,879
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Polytechnic Univ. NY Proj.):
5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,900	3,157
5.25% 11/1/37 (ACA Finl. Guaranty Corp. Insured)	9,590	10,340
(Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,261
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1998 D, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,405	2,179
Series 2005 D:
5% 6/15/37	16,090	17,283
5% 6/15/38	20,050	21,445
5% 6/15/39	3,755	4,009
5% 6/15/39	2,800	2,989
Series 2007 DD, 4.75% 6/15/36	1,000	1,095
Series 2008 AA, 5% 6/15/27	10,000	11,336
Series 2009 A, 5.75% 6/15/40	10,025	11,861
Series 2009 C, 5% 6/15/44	2,700	3,031
Series 2009 DD, 6% 6/15/40	1,115	1,351
Series 2009 EE, 5.25% 6/15/40	8,500	9,787
Series 2009 FF 2, 5.5% 6/15/40	9,295	11,000
Series 2009 GG, 5.25% 6/15/40	10,000	11,544
Series 2009 GG1, 5.25% 6/15/32	5,000	5,834
Series 2011 EE:
5.375% 6/15/40	2,310	2,749
5.375% 6/15/43	20,035	23,506
5.5% 6/15/43	4,375	5,253
Series 2012 BB, 5.25% 6/15/44	2,330	2,706
Series 2012 CC, 5% 6/15/45	8,000	8,981
Series 2012 FF:
5% 6/15/23	6,505	8,118
5% 6/15/24	18,240	22,455
Series 2013 CC, 5% 6/15/47	16,000	18,249
Series GG, 5% 6/15/43	2,700	3,024
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,240
Series 2008 S1, 5% 1/15/34	10,000	11,050
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.: - continued
Series 2009 S1:
5.5% 7/15/31	$ 5,000	$ 5,857
5.5% 7/15/38	2,900	3,379
5.625% 7/15/38	2,900	3,396
Series 2009 S2, 6% 7/15/38	7,500	8,921
Series 2009 S3:
5.25% 1/15/26	1,000	1,183
5.25% 1/15/39	6,100	7,106
5.375% 1/15/34	13,435	15,779
Series 2009 S4:
5.5% 1/15/34	1,000	1,181
5.5% 1/15/39	6,700	7,894
5.75% 1/15/39	2,900	3,455
Series 2009 S5, 5.25% 1/15/39	10,180	11,858
Series 2012 S1 A, 5.25% 7/15/37	11,500	13,323
Series S1, 5% 7/15/28	9,000	10,668
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/22	7,160	8,862
Series 2011 A:
5% 11/1/23	2,000	2,482
5.5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15	15
Series 2012 B, 5% 11/1/24	7,500	9,363
Series 2013 B, 5% 11/1/23	10,000	12,622
Series 2013 F:
5% 2/1/31	6,000	7,141
5% 2/1/32	5,000	5,904
5% 2/1/28	7,475	7,723
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	25,595
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	23,500	24,963
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/22	5,700	7,171
Series 2012 A, 5% 5/15/23	2,400	2,981
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 C:
5% 12/15/22	4,305	4,937
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.: - continued
(Ed. Proj.):
Series 2006 C:
5% 12/15/31	$ 10,000	$ 11,390
Series 2006 D:
5% 3/15/20	3,500	3,997
5% 3/15/36	3,320	3,728
Series 2007 A:
5% 3/15/32	3,700	4,139
5% 3/15/37	1,700	1,899
Series 2008 A, 5% 3/15/24	5,000	5,867
Series 2008 B:
5.25% 3/15/38	1,500	1,736
5.75% 3/15/36	10,500	12,663
Series 2009 A:
5% 2/15/34	15,500	17,926
5% 2/15/39	20,355	22,950
5.25% 2/15/23	7,940	9,632
Series 2012 A:
5% 12/15/23	10,000	12,613
5% 12/15/24	10,000	12,454
Series 2012 D:
5% 2/15/24	5,000	6,153
5% 2/15/37	7,500	8,588
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	1,630	1,644
5.75% 7/1/13	820	827
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,560	1,690
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	3,064
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,374
5% 7/1/37	6,000	6,935
Series 2009 A:
5% 7/1/22	445	540
5% 7/1/23	1,315	1,590
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,319
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,850	2,007
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Marymount Manhattan College Proj.) Series 2009: - continued
5% 7/1/17	$ 2,080	$ 2,356
(Mental Health Svcs. Proj.) Series 2005 E, 5% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,115	5,530
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	15,904
5.5% 5/15/21 (AMBAC Insured)	10,000	12,327
5.5% 5/15/28	2,700	3,489
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	905	933
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/14	1,510	1,588
5% 7/1/16	1,130	1,267
5% 7/1/20	5,435	6,016
Series 2007 B, 5.25% 7/1/24	100	109
Series 2011 A:
5.75% 7/1/31	4,000	4,696
6% 7/1/40	4,000	4,779
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	4,002
Series 2008 A, 5.25% 7/1/48	11,930	13,633
Series 2008 B, 5.25% 7/1/48	8,000	9,142
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	9,139
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,268
5% 5/1/21	1,315	1,466
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,609
(Orange Reg'l. Med. Ctr. Proj.) Series 2008, 6.125% 12/1/29	1,000	1,117
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,233
5% 7/1/21	1,500	1,826
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	16,937
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225	226
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(School District Fing. Prog.): - continued
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 30	$ 30
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20	20
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,427
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	20,918
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,421
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,284
5.5% 3/1/39	2,500	2,748
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,437
5% 7/1/39	19,005	20,685
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,878
Series 1:
4% 7/1/21	1,000	1,171
5% 7/1/21	1,000	1,247
5% 7/1/23	1,350	1,667
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225	226
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,682
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,925
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,025
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,196
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	3,000	3,558
Series 2010 A:
5% 7/1/19	1,500	1,788
5% 7/1/21	7,000	8,292
5% 7/1/22	6,000	7,077
5% 7/1/41	12,000	13,635
Series 2011 A:
5% 5/1/18	1,000	1,171
5% 5/1/20	5,590	6,728
5% 5/1/21	3,140	3,797
5% 5/1/22	2,350	2,807
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2012 F:
5% 10/1/19 (FSA Insured)	$ 2,100	$ 2,563
5% 10/1/20 (FSA Insured)	1,100	1,350
5% 10/1/21 (FSA Insured)	1,000	1,235
5% 10/1/23 (FSA Insured)	1,000	1,223
5% 10/1/24 (FSA Insured)	750	909
Series 2012:
5% 7/1/23	1,000	1,241
5% 7/1/38	1,000	1,148
Series A, 5.75% 7/1/18	5,000	5,599
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2003 I, 5% 6/15/24	2,000	2,011
Series 2004 F, 5% 6/15/34	4,825	5,038
Series 2004 D, 5% 2/15/34	12,150	12,766
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.) Series E, 6.5% 6/15/14	20	20
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	400	406
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	11,333
New York Liberty Dev. Corp. Lib (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	32,713
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A:
5.5% 11/15/39	10,400	12,114
5.625% 11/15/39	6,000	7,028
Series 2009 B, 5% 11/15/34	19,560	22,100
Series 2012 A:
5% 11/15/22	2,500	3,178
5% 11/15/23	16,330	20,402
5% 11/15/29	17,000	20,204
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.556%, tender 11/1/14 (a)	3,200	3,204
Series 2012 G2, 0.666%, tender 11/1/15 (a)	6,300	6,320
Series 2003 A, 5.5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	6,244
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,453
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,300	$ 3,496
Series 2005 G, 5% 11/15/21	3,200	3,866
Series 2007 B:
5% 11/15/26	8,185	9,297
5% 11/15/28	2,235	2,528
Series 2008 A, 5.25% 11/15/36	15,000	16,615
Series 2008 B2:
5% 11/15/22	4,000	4,947
5% 11/15/23	5,910	7,212
Series 2008 C, 6.5% 11/15/28	9,670	12,164
Series 2011 A:
5% 11/15/18	1,000	1,200
5% 11/15/22	1,500	1,821
Series 2011 D:
5% 11/15/20	2,000	2,449
5% 11/15/24	6,590	7,843
5% 11/15/25	5,000	5,900
Series 2012 D, 5% 11/15/25	20,000	23,881
Series 2012 E, 5% 11/15/20	3,165	3,876
Series 2012 F:
5% 11/15/21	1,500	1,850
5% 11/15/22	5,000	6,184
5% 11/15/23	7,000	8,543
Series 2012 H:
5% 11/15/24	3,290	3,981
5% 11/15/33	3,505	4,001
5% 11/15/42	4,750	5,287
5.5% 11/15/18	2,000	2,271
New York Pwr. Auth. Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,968
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,646
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (a)	2,800	2,823
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2012, 0.55%, tender 8/1/13 (a)(b)	10,250	10,250
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,050	1,875
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	$ 2,800	$ 3,023
5.25% 1/1/27	6,570	7,146
Series 2007 H:
5% 1/1/21	5,755	6,642
5% 1/1/25	13,000	14,771
5% 1/1/26	4,000	4,530
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17	9,660	10,715
5.5% 4/1/20 (AMBAC Insured)	27,375	34,742
Series 2007 B, 5% 4/1/27	6,750	7,577
New York Thruway Auth. Personal Income Tax Rev.:
Series 2007 A:
5.25% 3/15/24	4,180	4,925
5.25% 3/15/25	8,000	9,382
5.25% 3/15/26	12,080	14,121
Series 2012 A, 5% 3/15/22	3,900	4,911
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/22	4,000	4,923
Series 2011 A2:
5% 4/1/21	2,385	2,959
5% 4/1/23	6,000	7,267
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	11,623
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	7,046
5% 1/1/24 (FSA Insured)	5,975	6,797
Series 2011 A, 5% 3/15/22	10,000	12,362
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/16 (Escrowed to Maturity)	90	108
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,109
7.5% 3/1/17 (Escrowed to Maturity)	100	126
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,300
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,034
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	$ 5,000	$ 5,675
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series 2007 B, 5.25% 12/1/32	680	727
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,083
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,268
5.25% 6/1/22 (AMBAC Insured)	8,070	8,101
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260	261
5.5% 6/1/19	4,600	4,619
Series 2003 B, 5.5% 6/1/18	415	417
Series 2003 B-1C:
5.5% 6/1/19	13,620	13,676
5.5% 6/1/20	16,000	16,066
5.5% 6/1/21	12,070	12,120
5.5% 6/1/22	9,700	9,740
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.):
Series 2007 A, 5% 11/15/27 (Pre-Refunded to 11/15/17 @ 100)	6,410	7,670
Series 2008 A:
5% 11/15/37	22,500	25,372
5.25% 11/15/38	14,500	16,574
Series 2006 A, 5% 11/15/31	965	1,061
Series 2006 A, 5% 11/15/31 (Pre-Refunded to 11/15/16 @ 100)	3,410	3,951
Series 2012 B:
0% 11/15/27	2,500	1,572
0% 11/15/28	2,500	1,504
5% 11/15/23	15,300	19,190
Series 2013 A:
5% 11/15/23	1,785	2,224
5% 11/15/24	4,000	4,959
Series 2013 C:
5% 11/15/26	5,475	6,705
5% 11/15/27	5,660	6,892
5% 11/15/28	5,935	7,180
5% 11/15/29	6,340	7,620
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A:
5% 9/1/30	$ 5,775	$ 6,530
5.125% 9/1/40	8,055	8,911
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,337
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	1,130	1,301
6% 6/1/41	5,000	5,685
		1,900,318
New York & New Jersey - 3.4%
Port Auth. of New York & New Jersey:
136th Series, 5.25% 11/1/16 (b)	4,510	4,759
141st Series:
5% 9/1/18 (b)	6,045	6,607
5% 9/1/21 (CIFG North America Insured) (b)	4,600	4,990
147th Series, 5% 10/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,769
163rd Series, 5% 7/15/35	25,000	28,284
166th Series, 5% 1/15/41	5,400	6,090
85th Series, 5.375% 3/1/28	6,280	7,906
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,464
		69,869
Puerto Rico - 1.2%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	1,027
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,401
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,380
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,510
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,075
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,107
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 33,500	$ 7,002
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	272
0% 8/1/47 (AMBAC Insured)	2,400	349
Series 2009 A, 6% 8/1/42	2,900	3,169
		25,292
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	4,000	4,384
5% 10/1/17	2,750	3,076
		7,460
TOTAL MUNICIPAL BONDS (Cost $1,853,348)		2,002,939
Municipal Notes - 0.9%

New York - 0.9%
Elmira City School District BAN Series 2013 A, 1.25% 12/12/13	6,900	6,928
Nassau County Gen. Oblig. BAN Series 2013 A, 2% 2/5/14	3,000	3,037
Suffolk County Gen. Oblig. TAN Series 2012 A, 2% 8/14/13	9,000	9,041
TOTAL MUNICIPAL NOTES (Cost $19,002)		19,006
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $1,872,350)		2,021,945
NET OTHER ASSETS (LIABILITIES) - 2.4%		50,654
NET ASSETS - 100%		$ 2,072,599
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $1,872,335,000. Net unrealized appreciation aggregated $149,610,000, of which $150,536,000 related to appreciated investment securities and $926,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 28, 2013